CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 2,800,933	$ 2,059,444	$ 1,636,815
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	992,470	761,244	593,816
Selling and marketing expense	898,761	614,174	492,206
General and administrative expense	396,013	328,728	316,500
Product development expense	101,869	78,760	65,097
Depreciation	52,481	56,719	63,897
Amortization of intangibles	35,771	22,057	27,472
Goodwill impairment			28,032
Total costs and expenses	2,477,365	1,861,682	1,587,020
Operating income	323,568	197,762	49,795
Equity in losses of unconsolidated affiliates	(25,345)	(36,300)	(25,676)
Other (expense) income, net	(9,161)	10,060	(1,433)
Earnings from continuing operations before income taxes	289,062	171,522	22,686
Income tax (provision) benefit	(119,215)	4,047	(32,079)
Earnings (loss) from continuing operations	169,847	175,569	(9,393)
Gain on Liberty Exchange			140,768
Loss from discontinued operations, net of tax	(9,051)	(3,992)	(37,023)
Net earnings	160,796	171,577	94,352
Net (earnings) loss attributable to noncontrolling interests	(1,530)	2,656	5,007
Net earnings attributable to IAC shareholders	159,266	174,233	99,359
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 1.95	$ 2.05	$ (0.04)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 1.81	$ 1.89	$ (0.04)
Basic earnings (loss) per share (in dollars per share)	$ 1.85	$ 2.01	$ 0.93
Diluted earnings (loss) per share (in dollars per share)	$ 1.71	$ 1.85	$ 0.93
Dividends declared per share (in dollars per share)	$ 0.72	$ 0.12	$ 0
Non-cash compensation expense by function:
Total non-cash compensation expense	85,625	88,588	84,280
Cost of revenue
Non-cash compensation expense by function:
Total non-cash compensation expense	6,219	5,359	4,510
Selling and marketing expense
Non-cash compensation expense by function:
Total non-cash compensation expense	4,760	4,807	4,228
General and administrative expense
Non-cash compensation expense by function:
Total non-cash compensation expense	68,640	70,894	69,082
Product development expense
Non-cash compensation expense by function:
Total non-cash compensation expense	$ 6,006	$ 7,528	$ 6,460